Intangible Assets, Net (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 13, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset, Net [Line Items]
Achievement of milestones	$ 3,320
Product basis rate		5.00%
Proceedings of equity		$ 5,000
Percentage of sublicenses		25.00%
Issued initial public offering		$ 4,720	$ 3,408
Warrants issued upon IPO			266	$ 310
Intangible asset carrying value		2,547	2,884
Impairment loss recognized			37
Amortization expense for intangible assets		300	$ 116
Pre-funded warrants [Member]
Intangible Asset, Net [Line Items]
Warrants issued upon IPO		243
Warrant [Member]
Intangible Asset, Net [Line Items]
Warrants issued upon IPO		$ 1,369
License [Member]
Intangible Asset, Net [Line Items]
Estimate useful life		10 years
License Agreement [Member]
Intangible Asset, Net [Line Items]
Fair value of shares committed to be issued		$ 3,000
SciSparc [Member]
Intangible Asset, Net [Line Items]
Ordinary shares issued (in Shares)		213
Preclinical safety test [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	50,000
Phase 1 Clinical Trial [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	100,000
Phase 2a Clinical Trial [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	120,000
Phase 2b Clinical Trial [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	150,000
Phase 3 Clinical Trials [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	500,000
FDA [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	800,000
EU Regulatory Body [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	800,000
Additional Jurisdiction Clinical [Member]
Intangible Asset, Net [Line Items]
Achievement of milestones	$ 800,000
IPO [Member]
Intangible Asset, Net [Line Items]
Issued initial public offering		$ 3,000